Production costs (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Production Costs [Abstract]
Recognition of purchase price adjustments on stockpile, gold-in-process and gold on hand inventories	$ 7.6